Stock-Based Compensation - Summary of Stock-based Compensation Costs (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total stock-based compensation costs		$ 296,665		$ 309,601	$ 748,655	$ 785,612
Related Parties [Member]
Total stock-based compensation costs		296,665		309,601	314,631	785,612
Non-related Parties [Member]
Total stock-based compensation costs					$ 434,024